Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board, its Chief Executive Officer, Chief Financial Officer, Chief Commercial Officer, Chief Operating Officer and Chief Scientific Officer. The remuneration of directors and key management personnel during the year ended December 31, 2022 , 2021 and 2020 was as follows:

	Years ended December 31,
	2022	2021	2020
Salaries and benefits	$1,291,058	$673,464	$202,442

As of December 31, 2022 and 2021, the Company accrued management salaries of $260,000 and $233,710, respectively.

Remuneration paid to related parties other than key personnel during the year ended December 31, 2022, 2021, and 2020 was as follows:

	Years ended December 31,
	2022	2021	2020
Salaries and benefits	$-	$943	$15,972

During the year ended December 31, 2022, 2021, and 2020, the Company incurred interest expense of $32,457, $36,442, and $5,658 on balances owing to related parties, respectively.

During the year ended December 31, 2022, 2021, and 2020, the Company incurred accretion expense of $14,847, $17,489, and $2,135 on balances owing to related parties, respectively.

During the year ended 2022, 2021 and 2020, we recorded expenses of $97,924, $259,600 and $45,959, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS (and its successor, Uni Targeting Research AS, collectively “ColoAlert AS”), the company from which we exclusively license the ColoAlert product. A non-executive director of the Company is also an owner of ColoAlert AS. During the year ended 2022, 2021 and 2020, we paid ColoAlert AS $97,924, $173,844 and 43,309, respectively. As of December 31, 2022 and 2021 we had liabilities recorded for unpaid costs to ColoAlert AS of $0 and $84,750, respectively, recorded as Accounts payable – related party.